Nuveen Taxable Municipal Income Fund
Portfolio of Investments June 30, 2024
(Unaudited)
NBB
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 145.9%  (100.0% of Total Investments)
X –
MUNICIPAL BONDS - 145 .9% ( 100 .0 % of Total Investments) X 708,546,788
ALASKA - 0.7% (0.4% of Total Investments)
$ 3,025 Port Lions, Alaska, Revenue Bonds, Kodiak Area Native Association Project,
Taxable Series 2022, 7.500%, 10/01/52
10/32 at 100.00 $ 3,151,474
TOTAL ALASKA 3,151,474
CALIFORNIA - 28.7% (19.7% of Total Investments)
ABAG Finance Authority for Non-Profit Corporations, California,
Special Tax Bonds, Community Facilities District 2004-1 Seismic Safety
Improvements 690 & 942 Market Street Project, Taxable Refunding Series
2018
:
1,950 5.100%, 9/01/28 No Opt. Call 1,900,198
6,125 5.500%, 9/01/38 9/28 at 100.00 5,602,920
5,500 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Taxable Refunding Subordinate Lien Series 2024, 0.000%, 10/01/39 -
AGM Insured
10/34 at 73.48 2,273,200
California Infrastructure and Economic Development Bank, Revenue
Bonds, J. David Gladstone Institutes Project, Taxable Series 2019
:
2,480 4.000%, 10/01/39 10/29 at 100.00 2,122,406
8,260 4.658%, 10/01/59 10/29 at 100.00 6,846,783
1,000 California Infrastructure and Economic Development Bank, Revenue
Bonds, University of California San Francisco Neurosciences Building,
Build America Taxable Bond Series 2010B, 6.486%, 5/15/49
No Opt. Call 1,084,699
8,010 (c) California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Windsor Mobile Country Club, Taxable Refunding Series 20202B,
6.375%, 11/15/48
11/30 at 100.00 7,732,854
540 (c) California Public Finance Authority, University Housing Revenue Bonds,
National Campus Community Development - Claremont Properties LLC
Claremont Colleges Project, Taxable Refunding Series 2023B, 6.500%,
7/01/32
No Opt. Call 526,714
4,530 (d) California State Public Works Board, Lease Revenue Bonds, Various
Capital Projects, Build America Taxable Bond Series 2009G-2, 8.361%,
10/01/34
No Opt. Call 5,433,948
7,010 California State University, Systemwide Revenue Bonds, Build America
Taxable Bond Series 2010B, 6.484%, 11/01/41
No Opt. Call 7,598,467
2,000 California State, General Obligation Bonds, Build America Federally
Taxable Series 2009, 7.550%, 4/01/39
No Opt. Call 2,381,110
4,110 (d) California State, General Obligation Bonds, Various Purpose, Build
America Taxable Bond Series 2010, 7.600%, 11/01/40
No Opt. Call 4,930,624
2,720 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014B,
6.000%, 12/01/24
No Opt. Call 2,706,361
2,000 (c) California Statewide Communities Development Authority, Limited
Obligation Improvement Bonds, 300 Lakeside Drive Oakland Property
Assessed Clean Energy, Taxable Sustainability Green Series 2023, 8.000%,
9/02/53
8/23 at 105.00 2,091,395
1,250 California Statewide Communities Development Authority, Revenue
Bonds, Front Porch Communities & Services, Taxable Series 2021B,
2.240%, 4/01/31
No Opt. Call 1,011,401
1,280 California Statewide Community Development Authority, Health Revenue
Bonds, Enloe Medical Center, Refunding Series 2022B, 7.140%, 8/15/47 -
AGM Insured
8/32 at 100.00 1,364,067

Nuveen Taxable Municipal Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NBB
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 2,025 Chino Public Financing Authority, California, Local Agency Bonds,
Refunding Series 2021A, 4.001%, 9/01/38
9/31 at 100.00 $ 1,773,538
5,000 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Taxable Series 2021B,
3.293%, 6/01/42
6/31 at 100.00 3,895,700
2,000 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Taxable Senior Series 2021A-1, 3.714%,
6/01/41
12/31 at 100.00 1,531,711
Los Angeles Community College District, California, General Obligation
Bonds, Build America Taxable Bonds, Series 2010
:
10,000 (e) 6.600%, 8/01/42, (UB) No Opt. Call 11,061,143
7,500 (d),(e) 6.600%, 8/01/42 No Opt. Call 8,295,857
Los Angeles Community College District, Los Angeles County, California,
General Obligation Bonds, Tender Option Bond Trust 2016-XTG002,
Formerly Tender Option Bond Trust TN027
:
2,000 (c),(e) 9.439%, 8/01/49, (IF) No Opt. Call 3,532,491
Los Angeles County Public Works Financing Authority, California, Lease
Revenue Bonds, Mulitple Capital Projects I, Build America Taxable Bond
Series 2010B
:
2,030 (d) 7.488%, 8/01/33 No Opt. Call 2,211,677
11,380 (d) 7.618%, 8/01/40 No Opt. Call 13,459,643
2,960 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Build America Taxable Bonds, Series
2009C, 6.582%, 5/15/39
No Opt. Call 3,192,379
1,785 (d) Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Federally Taxable - Direct Payment - Build America
Bonds, Series 2010D, 6.574%, 7/01/45
No Opt. Call 1,984,520
4,000 (c),(e) Los Angeles Department of Water and Power, California, Water System
Revenue Bonds, Tender Option Bond Trust 2016-XFT906, 8.165%,
7/01/50, (IF)
No Opt. Call 6,508,866
4,180 (d) Sacramento Public Financing Authority, California, Lease Revenue Bonds,
Golden 1 Center, Series 2015, 5.637%, 4/01/50
No Opt. Call 4,319,353
2,200 San Diego County Regional Transportation Commission, California, Sales
Tax Revenue Bonds, Build America Taxable Bonds Series 2010A, 5.911%,
4/01/48
No Opt. Call 2,287,936
1,500 San Francisco City and County Public Utilities Commission, California,
Water Revenue Bonds, Taxable Build America Bond Series 2010G,
6.950%, 11/01/50
No Opt. Call 1,694,253
1,000 San Francisco City and County Redevelopment Financing Authority,
California, Tax Allocation Revenue Bonds, San Francisco Redevelopment
Projects, Taxable Series 2009E, 8.406%, 8/01/39
No Opt. Call 1,226,511
San Francisco City and County, California, Certificates of Participation, 525
Golden Gate Avenue, San Francisco Public Utilities Commission Office
Project, Tender Option Bond 2016-XFT901, Formerly Tender Option Bond
Trust B001
:
4,000 (c),(e) 8.040%, 11/01/41, (IF) No Opt. Call 5,579,154
2,000 (c),(e) 8.040%, 11/01/41, (IF) No Opt. Call 2,789,577
1,270 (c) San Francisco City and County, California, Development Special Tax
Bonds, Mission Rock Facilities and Services Special Tax District 2020-1,
Taxable Series 2021B, 4.000%, 9/01/31
No Opt. Call 1,167,468
2,000 (d) University of California Regents, Medical Center Pooled Revenue Bonds,
Taxable Build America Bond Series 2010H, 6.548%, 5/15/48
No Opt. Call 2,198,176

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 4,260 Vernon, California, Electric System Revenue Bonds, Series 2008A, 8.590%,
7/01/38
No Opt. Call $ 5,042,821
TOTAL CALIFORNIA 139,359,921
COLORADO - 1.9% (1.3% of Total Investments)
4,335 (d) Colorado Bridge Enterprise, Revenue Bonds, Federally Taxable Build
America Series 2010A, 6.078%, 12/01/40
No Opt. Call 4,554,569
3,100 (d) Denver School District 1, Colorado, General Obligation Bonds, Build
America Taxable Bonds, Series 2009C, 5.664%, 12/01/33
No Opt. Call 3,152,161
1,230 (d) Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Build America Series 2010B, 5.844%, 11/01/50
No Opt. Call 1,287,749
TOTAL COLORADO 8,994,479
DISTRICT OF COLUMBIA - 3.8% (2.6% of Total Investments)
Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien, Build America Bond Series 2009D
:
14,365 (d) 7.462%, 10/01/46 No Opt. Call 17,363,451
1,000 7.462%, 10/01/46 - AGM Insured No Opt. Call 1,218,231
TOTAL DISTRICT OF COLUMBIA 18,581,682
FLORIDA - 4.6% (3.1% of Total Investments)
15,515 (c) Charlotte County Industrial Development Authority, Florida, Utility System
Revenue Bonds, Town & Country Utilities Project, Taxable Series 2021B,
5.000%, 10/01/36
10/31 at 100.00 13,767,971
1,400 (c) Miami, Florida, Special Obligation Revenue Bonds, Street & Sidewalk
Improvement Program, Taxable Refunding Series 2018B, 4.808%, 1/01/39
- AGM Insured
1/28 at 100.00 1,321,139
6,570 Miami-Dade County, Florida, Seaport Revenue Bonds, Taxable Series
2023, 6.224%, 11/01/55
11/33 at 100.00 6,992,388
TOTAL FLORIDA 22,081,498
GEORGIA - 7.4% (5.1% of Total Investments)
2,264 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Taxable Build America Bonds Series 2010A, 6.655%, 4/01/57
No Opt. Call 2,471,775
Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P
Bonds, Refunding Taxable Build America Bonds Series 2010A
:
19,222 (d) 7.055%, 4/01/57 No Opt. Call 21,468,023
5,668 7.055%, 4/01/57 - AGM Insured No Opt. Call 6,501,105
5,012 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Taxable Build America Bonds Series 2010A, 6.637%, 4/01/57
No Opt. Call 5,461,016
TOTAL GEORGIA 35,901,919
ILLINOIS - 12.6% (8.7% of Total Investments)
2,210 Bellwood Illinois, Tax Increment Revenue Bonds, Senior Apartments
Project, Series 2022, 6.000%, 12/01/50
12/32 at 100.00 2,168,415
4,030 (d) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2010C, 6.319%, 11/01/29 - BAM Insured
No Opt. Call 4,214,462
12,715 (d) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Federally Taxable Build America Bonds, Series 2010B, 6.200%, 12/01/40
No Opt. Call 13,360,945
1,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Taxable Refunding Series 2020B, 3.912%, 12/01/40
No Opt. Call 847,423
355 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Third Lien, Taxable Build America Bond Series 2010B, 6.395%,
1/01/40
No Opt. Call 382,309

Nuveen Taxable Municipal Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NBB
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ILLINOIS (continued)
$ 1,935 Chicago, Illinois, Wastewater Transmission Revenue Bonds, Build America
Taxable Bond Series 2010B, 6.900%, 1/01/40
No Opt. Call $ 2,134,157
3,495 Chicago, Illinois, Water Revenue Bonds, Taxable Second Lien Series
2010B, 6.742%, 11/01/40
No Opt. Call 3,846,016
1,950 Cook County, Illinois, General Obligation Bonds, Build America Taxable
Bonds, Series 2010D, 6.229%, 11/15/34
No Opt. Call 2,053,481
2,980 (c) Illinois International Port District, Revenue Bonds, Taxable Refunding
Series 2020, 5.000%, 1/01/35
1/26 at 101.00 2,675,165
1,714 Illinois State, General Obligation Bonds, Build America Taxable Bonds,
Series 2010-5, 7.350%, 7/01/35
No Opt. Call 1,840,748
11,876 (d) Illinois State, General Obligation Bonds, Taxable Build America Bonds,
Series 2010-3, 6.725%, 4/01/35
No Opt. Call 12,487,154
10,312 (d) Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Taxable Build
America Bond Senior Lien Series 2009A, 6.184%, 1/01/34
No Opt. Call 10,802,040
2,420 (d) Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Taxable Build
America Bond Senior Lien Series 2009B, 5.851%, 12/01/34
No Opt. Call 2,476,414
400 Northern Illinois Municipal Power Agency,  Power Project Revenue Bonds,
Prairie State Project, Build America Bond Series 2009C, 6.859%, 1/01/39
No Opt. Call 430,658
1,375 Northern Illinois Municipal Power Agency,  Power Project Revenue Bonds,
Prairie State Project, Build America Taxable Bond Series 2010A, 7.820%,
1/01/40
No Opt. Call 1,623,360
TOTAL ILLINOIS 61,342,747
INDIANA - 1.2% (0.8% of Total Investments)
1,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Build America
Taxable Bonds, Series 2010B-2, 6.116%, 1/15/40
No Opt. Call 1,050,080
5,000 Knox County, Indiana, Economic Development Revenue Bonds, Good
Samaritan Hospital Project, Taxable Series 2012B, 5.900%, 4/01/34
No Opt. Call 4,841,549
TOTAL INDIANA 5,891,629
KENTUCKY - 1.6% (1.1% of Total Investments)
5 Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie
State Project, Build America Bond Series 2010B, 6.490%, 9/01/37 - AGM
Insured
7/24 at 100.00 5,003
5,450 (d) Louisville and Jefferson County Metropolitan Sewer District, Kentucky,
Sewer and Drainage System Revenue Bonds, Build America Taxable
Bonds Series 2010A, 6.250%, 5/15/43
No Opt. Call 5,834,574
2,170 Newport, Kentucky, Industrial Building Revenue Bonds, South Beach 1,
LLC Project, Taxable Refunding Series 2022, 4.125%, 3/01/33
No Opt. Call 1,967,939
TOTAL KENTUCKY 7,807,516
MARYLAND - 3.1% (2.2% of Total Investments)
3,500 Maryland Economic Development Corporation, Economic Development
Revenue Bonds, Terminal Project, Refunding Series 2017B, 4.550%,
6/01/35
No Opt. Call 3,193,201
Maryland Economic Development Corporation, Parking Facilities Revenue
Bonds Baltimore City Project, Senior Parking Facilities Revenue, Series
2018B
:
1,500 4.580%, 6/01/33 6/28 at 100.00 1,380,739
2,945 4.790%, 6/01/38 6/28 at 100.00 2,577,037
4,285 5.050%, 6/01/43 6/28 at 100.00 3,624,969
5,350 5.320%, 6/01/51 6/28 at 100.00 4,497,046
TOTAL MARYLAND 15,272,992

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MASSACHUSETTS - 0.9% (0.6% of Total Investments)
$ 4,000 (c),(e) Massachusetts, Transporation Fund Revenue Bonds, Accelerated Bridge
Program, Tender Option Bond Trust 2016-XFT907, 4.136%, 6/01/40, (IF)
No Opt. Call $ 4,304,988
TOTAL MASSACHUSETTS 4,304,988
MINNESOTA - 0.4% (0.3% of Total Investments)
1,855 Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Build America Taxable Bond Series 2010C, 6.770%,
1/01/46
No Opt. Call 2,075,891
TOTAL MINNESOTA 2,075,891
MISSISSIPPI - 0.4% (0.3% of Total Investments)
2,085 Mississippi State, General Obligation Bonds, Taxable Build America Bond
Series 2010F, 5.245%, 11/01/34
No Opt. Call 2,073,152
TOTAL MISSISSIPPI 2,073,152
MISSOURI - 0.2% (0.2% of Total Investments)
1,000 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Pairie State Power Project, Federally Taxable Build
America Bonds - Direct Pay, Series 2009A, 6.890%, 1/01/42
No Opt. Call 1,110,513
TOTAL MISSOURI 1,110,513
NEW HAMPSHIRE - 0.4% (0.3% of Total Investments)
2,000 (c) National Finance Authority, New Hampshire, Utility Revenue Bonds,
Wheeling Power Company Project, Taxable Refunding Series 2024A,
6.890%, 4/01/34
1/34 at 100.00 2,050,049
TOTAL NEW HAMPSHIRE 2,050,049
NEW JERSEY - 4.1% (2.8% of Total Investments)
3,320 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Taxable Series 2020D, 3.958%, 7/01/48 - AGM Insured
7/30 at 100.00 2,605,723
3,000 New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable
Bonds, Series 2009F, 7.414%, 1/01/40
No Opt. Call 3,523,804
8,805 New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable
Bonds, Series 2010A, 7.102%, 1/01/41
No Opt. Call 10,071,255
2,000 Rutgers State University, New Jersey, Revenue Bonds, Taxable Build
America Bond Series 2010H, 5.665%, 5/01/40
No Opt. Call 2,012,675
870 South Jersey Port Corporation, New Jersey, Marine Terminal Revenue
Bonds, Taxable Build America Bond Series 2009P-3, 7.365%, 1/01/40
No Opt. Call 972,937
530 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Build America Bond Series 2009A-5, 7.000%, 11/01/38
No Opt. Call 573,656
TOTAL NEW JERSEY 19,760,050
NEW YORK - 26.5% (18.2% of Total Investments)
420 Babylon Local Development Corporation II, New York, Education Revenue
Bonds, The Academy Charter School Project, Taxable Series 2023B,
7.250%, 2/01/27
No Opt. Call 420,295
Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Taxable Series 2018B
:
10,000 5.096%, 8/01/34 No Opt. Call 9,276,084
1,415 4.946%, 8/01/48 - AGM Insured 8/28 at 100.00 1,277,574
25,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, Build America Taxable Bonds, Series 2010D, 5.600%,
3/15/40, (UB)
No Opt. Call 25,222,238
Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, Tender Option Bond Trust 30020
:

Nuveen Taxable Municipal Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NBB
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
$ 2,000 (c) 3.746%, 3/15/40, (IF) No Opt. Call $ 2,088,895
5,100 (d) Long Island Power Authority, New York, Electric System Revenue Bonds,
Build America Taxable Bond Series 2010B, 5.850%, 5/01/41
No Opt. Call 5,231,501
680 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Build America Taxable Bonds, Series 2010C, 7.336%, 11/15/39
No Opt. Call 806,663
7,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Build America Taxable Bonds, Series 2009A-1, 5.871%, 11/15/39
No Opt. Call 7,214,072
2,090 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Build America Taxable Bonds, Series 2010B-1, 6.548%, 11/15/31
No Opt. Call 2,200,592
10,925 (d) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Federally Taxable Build America Bonds, Series 2010E, 6.814%,
11/15/40
No Opt. Call 11,988,608
11,390 (d) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Federally Taxable Issuer Subsidy Build America Bonds, Series
2010A, 6.668%, 11/15/39
No Opt. Call 12,368,853
440 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Taxable Green Climate Certified Series 2020C-2, 5.175%,
11/15/49
No Opt. Call 397,488
3,675 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Taxable Series 2020B, 4.600%,
12/01/46
No Opt. Call 2,963,726
New York City Industrial Development Agency, New York, Installment
Purchase and Lease Revenue Bonds, Queens Baseball Stadium Project,
Series 2006
:
2,000 6.027%, 1/01/46 - AGM Insured No Opt. Call 2,045,061
890 (c) 6.027%, 1/01/46 - AMBAC Insured No Opt. Call 910,052
475 (c) New York City Industrial Development Authority, New York, Rental
Revenue Bonds, Yankee Stadium Project, Taxable Series 2009, 11.000%,
3/01/29 - AGM Insured
No Opt. Call 541,574
1,500 (d) New York City Municipal Water Finance Authority, New York, Water and
Sewer System Revenue Bonds, Second Generation Resolution, Build
America Taxable Bonds, Fiscal 2011 Series AA, 5.440%, 6/15/43
No Opt. Call 1,457,054
2,595 (e) New York City Municipal Water Finance Authority, New York, Water and
Sewer System Revenue Bonds, Second Generation Resolution, Build
America Taxable Bonds, Series 2010DD, 5.952%, 6/15/42
No Opt. Call 2,685,569
2,025 (e) New York City Municipal Water Finance Authority, New York, Water and
Sewer System Revenue Bonds, Second Generation Resolution, Build
America Taxable Bonds, Series 2010DD, 5.952%, 6/15/42, (UB)
No Opt. Call 2,095,675
New York City Municipal Water Finance Authority, New York, Water and
Sewer System Revenue Bonds, Second Generation Resolution, Taxable
Tender Option Bonds Trust T30001-2
:
3,595 (c),(e) 5.595%, 6/15/44, (IF) No Opt. Call 3,939,759
10,520 (d) New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2011 Taxable Build America Bond Series 2010S-1B,
6.828%, 7/15/40
No Opt. Call 11,571,216
10,000 (d) New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Build America Taxable Bonds, Series 2010G-1, 5.467%,
5/01/40
No Opt. Call 9,938,089
Westchester County Health Care Corporation, New York, Senior Lien
Revenue Bonds,  Refunding Series 2010A
:
5,495 8.572%, 11/01/40 No Opt. Call 5,355,228
3,450 8.572%, 11/01/40 No Opt. Call 3,362,537

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
$ 2,970 Westchester County Health Care Corporation, New York, Senior Lien
Revenue Bonds, Series 2010-C1, 8.572%, 11/01/40 - AGM Insured
No Opt. Call $ 3,448,270
TOTAL NEW YORK 128,806,673
OHIO - 6.4% (4.4% of Total Investments)
American Municipal Power Inc., Ohio, Combined Hydroelectric Projects
Revenue Bonds, Build America Bond Series 2010B
:
6,350 (d) 7.834%, 2/15/41 No Opt. Call 7,678,084
1,000 8.084%, 2/15/50 No Opt. Call 1,305,501
1,475 American Municipal Power Inc., Ohio, Meldahl Hydroelectric Projects
Revenue Bonds, Build America Bond Series 2010B, 7.499%, 2/15/50
No Opt. Call 1,761,482
7,040 American Municipal Power Ohio Inc., Prairie State Energy Campus Project
Revenue Bonds, Build America Bond Series 2009C, 6.053%, 2/15/43
No Opt. Call 7,316,150
1,700 Cincinnati City School District, Ohio, Certificates of Participation, School
Energy Conservation Improvement Project, Taxable Series 2012, 5.150%,
6/15/32
No Opt. Call 1,690,014
2,300 Columbus Regional Airport Authority, Ohio, Customer Facility Charge
Revenue Bonds, Taxable Series 2019, 4.199%, 12/15/48
12/29 at 100.00 1,899,621
10,575 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Kenwood Collection Redevelopment,
Refunding Senior Lien Series 2016A, 6.600%, 1/01/39
1/26 at 100.00 9,520,780
TOTAL OHIO 31,171,632
OKLAHOMA - 4.1% (2.8% of Total Investments)
21,200 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2018D, 5.450%, 8/15/28
No Opt. Call 19,965,204
TOTAL OKLAHOMA 19,965,204
OREGON - 1.1% (0.7% of Total Investments)
Hillsboro Economic Development Council, Oregon, Tax Increment
Revenue Bonds, North Hillsboro Industrial Renew Area, Taxable Series
2024
:
1,590 5.815%, 6/01/38 - AGM Insured 6/33 at 100.00 1,627,456
1,600 5.865%, 6/01/39 - AGM Insured 6/33 at 100.00 1,637,411
2,450 Port of Portland, Oregon, Portland International Airport Customer Facility
Charge Revenue Bonds, Taxable Series 2019, 4.237%, 7/01/49
7/29 at 100.00 2,033,949
TOTAL OREGON 5,298,816
PENNSYLVANIA - 1.3% (0.9% of Total Investments)
1,915 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Build America Taxable Bonds, Series 2009D, 6.218%,
6/01/39
No Opt. Call 2,016,751
1,640 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Build
America Taxable Bonds, Series 2009A, 6.105%, 12/01/39
No Opt. Call 1,741,300
2,715 (d) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Build
America Taxable Bonds, Series 2010B, 5.511%, 12/01/45
No Opt. Call 2,676,189
TOTAL PENNSYLVANIA 6,434,240
SOUTH CAROLINA - 3.4% (2.3% of Total Investments)
South Carolina Public Service Authority, Electric System Revenue Bonds,
Santee Cooper, Federally Taxable Build America Series 2010C
:
8,985 6.454%, 1/01/50, (UB) No Opt. Call 9,597,515
2,000 6.454%, 1/01/50 - AGM Insured No Opt. Call 2,195,141
1,550 (e) 6.454%, 1/01/50 No Opt. Call 1,655,665

Nuveen Taxable Municipal Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NBB
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SOUTH CAROLINA (continued)
$ 205 (c) South Carolina Public Service Authority, Electric System Revenue Bonds,
Santee Cooper, Federally Taxable Build America Tender Option Bond
Trust T30002, 7.520%, 1/01/50, (IF)
No Opt. Call $ 274,875
2,585 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2013C, 5.784%, 12/01/41 - AGM Insured
No Opt. Call 2,662,304
TOTAL SOUTH CAROLINA 16,385,500
TENNESSEE - 4.9% (3.3% of Total Investments)
1,500 Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County
General Hospital Project, Series 2018B, 5.308%, 4/01/48
No Opt. Call 1,449,340
Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue Bonds,
Graceland Project, Senior Taxable Series 2017B
:
415 4.700%, 7/01/27 No Opt. Call 391,854
7,915 5.200%, 7/01/37 7/27 at 100.00 6,630,844
1,515 5.450%, 7/01/45 7/27 at 100.00 1,145,329
5,010 (d) Metropolitan Government Nashville & Davidson County Convention
Center Authority, Tennessee, Tourism Tax Revenue Bonds, Build America
Taxable Bonds, Series 2010A-2, 7.431%, 7/01/43
No Opt. Call 5,911,031
7,350 (d) Metropolitan Government Nashville & Davidson County Convention
Center Authority, Tennessee, Tourism Tax Revenue Bonds, Build America
Taxable Bonds, Subordinate Lien Series 2010B, 6.731%, 7/01/43
No Opt. Call 8,019,921
TOTAL TENNESSEE 23,548,319
TEXAS - 10.4% (7.1% of Total Investments)
2,520 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Taxable Build
America Bonds, Series 2009B, 5.999%, 12/01/44
No Opt. Call 2,615,813
16,460 (d) Dallas Convention Center Hotel Development Corporation, Texas, Hotel
Revenue Bonds, Build America Taxable Bonds, Series 09B, 7.088%,
1/01/42
No Opt. Call 18,516,324
1,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise Counties, Texas,
Special Tax Revenue Bonds, Taxable Series 2017B, 4.238%, 3/01/47
9/24 at 100.00 841,373
1,500 Greater Texas Cultural Educational Facilities Finance Corporation, Texas,
Revenue Bonds, Biomedical Research Institute Taxable Series 2024B,
6.250%, 6/01/37, (WI/DD)
No Opt. Call 1,476,978
1,925 Houston, Texas, Airport System Special Facilities Revenue Bonds,
Consolidated Rental Car Facility Project, Taxable Series 2001, 6.880%,
1/01/28 - NPFG Insured
No Opt. Call 1,983,875
10,285 (d) North Texas Tollway Authority, System Revenue Bonds, Taxble Build
America Bond Series 2009B, 6.718%, 1/01/49
No Opt. Call 11,721,666
San Antonio, Texas, Customer Facility Charge Revenue Bonds, Rental Car
Special Facilities Project, Series 2015
:
7,545 5.671%, 7/01/35 7/25 at 100.00 7,548,351
2,000 5.871%, 7/01/45 7/25 at 100.00 1,939,970
1,000 San Antonio, Texas, Electric and Gas System Revenue Bonds, Junior Lien,
Build America Taxable Bond Series 2010A, 5.808%, 2/01/41
No Opt. Call 1,021,558
10 San Antonio, Texas, Electric and Gas System Revenue Bonds, Series 2012,
4.427%, 2/01/42
No Opt. Call 9,432
Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Hendrick Medical Center, Taxable Series 2021
:
1,000 3.292%, 9/01/40 - AGM Insured 9/30 at 100.00 789,796
1,400 3.422%, 9/01/50 - AGM Insured 9/30 at 100.00 987,270

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 1,000 Texas Private Activity Bond Surface Transporation Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes
Project, Taxable Refunding Senior Lien Series 2019B, 3.922%, 12/31/49
No Opt. Call $ 821,900
TOTAL TEXAS 50,274,306
UTAH - 1.5% (1.0% of Total Investments)
8,500 (c) Salt Lake County, Utah, Convention Hotel Revenue Bonds, Taxable Series
2019, 5.750%, 10/01/47
10/29 at 100.00 7,406,467
TOTAL UTAH 7,406,467
VIRGINIA - 3.2% (2.2% of Total Investments)
1,840 (c) Fredericksburg Economic Development Authority, Virginia, Revenue
Bonds, Fredericksburg Stadium Project, Taxable Series 2019A, 5.500%,
9/01/49
9/29 at 100.00 1,739,413
10,380 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Refunding Senior Lien Series 2007A,
6.706%, 6/01/46
6/25 at 100.00 8,788,218
5,160 (c) Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018B, 12.000%, 4/01/48
4/28 at 117.16 5,186,155
TOTAL VIRGINIA 15,713,786
WASHINGTON - 6.9% (4.7% of Total Investments)
4,000 (c),(e) Seattle, Washington, Municipal Light and Power Revenue Bonds, Federally
Taxable Build America Bonds, Tender Option Bond Trust 2016-XFT905,
Formerly Tender Option Bond Trust T0001, 3.055%, 2/01/40, (IF)
No Opt. Call 4,244,494
27,155 (d) Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Build America Taxable Bond Series 2010B, 6.790%,
7/01/40
No Opt. Call 29,266,971
TOTAL WASHINGTON 33,511,465
WEST VIRGINIA - 3.2% (2.2% of Total Investments)
Tobacco Settlement Finance Authority, West Virginia, Tobacco Settlement
Asset-Backed Bonds, Taxable Refunding Class 1 Senior Series 2020A
:
8,500 4.006%, 6/01/40 12/30 at 100.00 6,950,729
10,800 4.306%, 6/01/49 12/30 at 100.00 8,723,496
TOTAL WEST VIRGINIA 15,674,225
WISCONSIN - 1.0% (0.7% of Total Investments)
480 (c) Fond du Lac County, Wisconsin, Revenue Bonds, Bug Tussel 1 LLC Project,
Taxable Social Series 2022A, 5.569%, 11/01/51 - BAM Insured
11/31 at 100.00 451,420
2,360 (c) Fond du Lac County, Wisconsin, Revenue Bonds, Bug Tussel 1 LLC Project,
Taxable Social Series 2023, 6.434%, 11/01/52 - BAM Insured
11/33 at 100.00 2,424,117
2,000 Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by
State Moral Obligation Taxable Senior Series 2020A, 4.473%, 12/15/47 -
AGM Insured
12/30 at 100.00 1,720,118
TOTAL WISCONSIN 4,595,655
TOTAL MUNICIPAL BONDS
(cost $746,820,276) 708,546,788
TOTAL LONG-TERM INVESTMENTS
(cost $746,820,276) 708,546,788
FLOATING RATE OBLIGATIONS - (7.6)% (36,810,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (40.9)%(f) (198,496,857)
OTHER ASSETS & LIABILITIES, NET -  2.6% 12,521,134
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 485,761,065

Nuveen Taxable Municipal Income Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NBB
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Ultra Bond (973) 9/24 $ (120,189,141) $ (121,959,469) $ (1,770,328)
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 708,546,788 $ – $ 708,546,788
Investments in Derivatives:
Futures Contracts* (1,770,328) – – (1,770,328)
Total
$ (1,770,328) $ 708,546,788 $ – $ 706,776,460
* Represents net unrealized appreciation (depreciation).
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $83,255,052 or 11.8% of Total Investments.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $241,256,635 have been pledged as collateral for reverse repurchase agreements.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(f) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 28.0%.
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
WI/DD When-issued or delayed delivery security.